LONG TERM INVESTMENTS (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2020 CNY (¥)
LONG TERM INVESTMENTS
Long term Investments	$ 4,620,000		¥ 30,126,000					¥ 30,148,000
Additional investment	3,979,000	¥ 25,960,000	12,637,000	¥ 333,286,000
PRC Fund
LONG TERM INVESTMENTS
Cost method investments	1,548,000		10,081,000				¥ 10,103,000	10,103,000
Long term investments, number of years of investment							9 years
United States Fund
LONG TERM INVESTMENTS
Cost method investments	$ 3,072,000		¥ 20,045,000					¥ 20,045,000
Additional investment					$ 53,000	¥ 361,000